Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Percentage of fair value recorded at acquisition date	100.00%
Depletion expense increased amount	$ 63	$ 80
Bottom of range [member]
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Period between provisional invoicing and final pricing, or settlement period	30 days
Top of range [member]
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Period between provisional invoicing and final pricing, or settlement period	120 days